Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Industrials Portfolio	Apr. 29, 2023
Select Industrials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(10.44%)
Past 5 years	4.91%
Past 10 years	9.85%
Select Industrials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.27%)
Past 5 years	2.53%
Past 10 years	7.71%
Select Industrials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.63%)
Past 5 years	3.53%
Past 10 years	7.64%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1511
Average Annual Return:
Past 1 year	(8.42%)
Past 5 years	6.91%
Past 10 years	11.78%